Cover	Feb. 13, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On February 14, 2021, BioDelivery Sciences International, Inc., a Delaware corporation ("BDSI") filed a Current Report on Form 8-K (the "Original 8-K") to disclose that BDSI had entered into an Agreement and Plan of Merger (the "Merger Agreement") with Collegium Pharmaceutical, Inc., a Virginia corporation, and Bristol Acquisition Company Inc., a Delaware corporation and wholly owned subsidiary of Collegium. BDSI filed the Merger Agreement as Exhibit 2.1 to the Original 8-K. The purpose of this Amendment No. 1 is solely to resubmit Exhibit 2.1 in a text-searchable format.
Document Period End Date	Feb. 13, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-31361
Entity Registrant Name	BioDelivery Sciences International, Inc.
Entity Central Index Key	0001103021
Entity Tax Identification Number	35-2089858
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4131 ParkLake Ave
Entity Address, Address Line Two	Suite 225
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27612
City Area Code	919
Local Phone Number	582-9050
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001
Trading Symbol	BDSI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false